Issued Share Capital	12 Months Ended
Mar. 31, 2019
Issued Share Capital
Issued Share Capital
27	ISSUED SHARE CAPITAL

	Number of Shares	GBP
Authorized		(in thousands)

Ordinary shares of 30p each at March 31, 2018	100,000,000	30,000
Ordinary shares of 30p each at March 31, 2019 (*)	150,000,000	45,000

(*) The Company increased authorized number of shares to 150,000,000 on October 25, 2018.

	Number of Shares		USD
Allotted, called up and fully paid	A Ordinary 30p Shares(*)	B Ordinary 30p Shares(*)	(in thousands)
As at March 31, 2017	41,312,202	19,379,382	$31,877
Issue of shares in the quarter ended June 30, 2017	12,000	—	5
Issue of shares in the quarter ended September 30, 2017	288,291	—	114
Issue of shares in the quarter ended December 31, 2017	1,681,520	—	657
Transfer of B Ordinary to A Ordinary share	9,666,667	(9,666,667)	—
Issue of shares in the quarter ended Mar 31, 2018	2,757,743		2,681
As at March 31, 2018	55,718,423	9,712,715	$35,334
Issue of shares in the quarter ended June 30, 2018	2,747,645	—	1,138
Issue of shares in the quarter ended September 30, 2018	3,773,385	—	1,471
Issue of shares in the quarter ended December 31, 2018	1,659,767	—	641
Transfer of B Ordinary to A Ordinary share	1,500,000	(1,500,000)	—
Issue of shares in the quarter ended March 31, 2019	1,892,518	—	742

As at March 31, 2019	67,291,738	8,212,715	$39,326

(*) Each A ordinary shares is entitled to one vote on all matters and each B shares is entitled to ten votes.

On May 11, 2017, the Company entered into an exit agreement with an employee pursuant to which the Board approved a grant of 12,000 ‘A’ ordinary share awards with Nil exercise price and a fair market value of $10.8 per share. The Shares were issued in May 2017.

In May 2017, the Company entered into an exit agreement with an employee pursuant to which the Board approved a grant of 90,000 ‘A’ ordinary share awards with Nil exercise price and a fair market value of $10 per share. These shares were issued in July and August 2017.

Between the months of May to December 2017, permitted Class B shares aggregating to 9,666,667 were converted into Class A shares. This was effected through the cancellation of 9,666,667 Class B shares and subsequent issuance of the equivalent amount of Class A shares.

In June 2015, 300,000 ‘A’ ordinary shares awards with a nominal price were granted to the Group CFO with a fair market value of $21.34 per share. Subject to continued employment, these awards with nominal value exercise price vest annually in three tranches beginning June 9, 2016. Out of which, 200,000 shares were issued in September 2017.

On September 24, 2014, the Board approved a grant of 116,730 ‘A’ ordinary share awards to certain employees. These awards, granted to the employees on October 21, 2014 with Nil exercise price, subject to continued employment, vest annually in three equal tranches from the date of grant. Fair value of each award was $17.07. In October, November 2017 and January 2018, a total of 26,550 shares were issued by the Company.

On October 6, 2017, 25,000 ‘A’ ordinary shares were issued to a consultant with nominal exercise price and a fair value of $14.3 per share.

On October 24, 2017, 148,895 ‘A’ ordinary shares were issued to employee as a settlement compensation with Nil exercise price and a fair value of $12.2 per share.

In November 2017 and March 2018, a total of 10,208 ‘A’ ordinary shares were exercised by an employee.

On June 28, 2016, the Board of Directors approved a grant of 197,820 share awards to certain employees with a fair value of $14.68 per share. Subject to continued employment, these awards with Nil exercise price vest over a period of two and half years with first tranche vesting on November 11, 2016. In November 2017, December 2017 and January 2018, 54,846 shares were issued by the Company.

On November 22, 2017, the Board of Directors approved to offset loan and advances of Founder Group to the Company by approving the issuance of 1,421,520 ‘A’ ordinary shares with a fair value of $11.6 per share which were issued in November 2017 in accordance with the resolution.

On February 17, 2017, the Board of Directors approved, 50,000 ‘A’ ordinary share awards to an employee with a fair market value of $12.5 per share. Subject to continued employment, these awards with Nil exercise price, vest over a period of three years. In February 2018, 16,667 shares were vested and issued.

On November 22, 2017, 243,300 ‘A’ ordinary share awards to certain employees with Nil exercise price, subject to continued employment, first vest immediately and remaining two tranches vest annually from the date of grant. Fair value of each award was $13.25. In February 2018, 9,200 shares were vested and issued.

On June 28, 2016 620,000, ‘A’ ordinary share awards to certain executive directors with a fair value of $14.68 per share. Subject to continued employment these awards with Nil exercise price, vest over a period of three years. In March 2018, 100,000 shares were vested and issued to the executive directors.

Between January and March 2018, 2,624,668 ‘A’ ordinary shares were issued against repayment towards monthly instalment of convertible notes.

Between January and March 2018, the Company received share application money $18,000 from the Founder Group for the shares to be issued. Subsequently, on April 13, 2018, 1,225,323 shares were issued.

In July 2018, the Company received share application money $8,000 from the Founder Group for the shares to be issued. Subsequently, on July 27, 2018, 544,588 shares were issued.

On August 7, 2018, 3,111,088 ‘A’ ordinary shares were issued to Reliance Industries Ltd for the purchase of shares from the company at a price of $15 per share.

In June 2015, 300,000 ‘A’ ordinary shares awards with a nominal price were granted to the Group CFO with a fair market value of $21.34 per share. Subject to continued employment, these awards with nominal value exercise price vest annually in three tranches beginning June 9, 2016. Out of which, 200,000 shares were issued in September 2017 and 100,000 shares were vested and issued on July13, 2018.

In May 2018 and October 2018, a total of 10,416 ‘A’ ordinary shares were exercised by the employees.

In Fiscal 2019, a total of 340,562 ‘A’ ordinary restricted share unit awards were vested and issued to the employees.

On June 28, 2016 620,000, ‘A’ ordinary share awards to certain executive directors with a fair value of $14.68 per share. Subject to continued employment these awards with Nil exercise price, vest over a period of three years. In March 2018, 100,000 shares were vested and issued to the executive directors and on December 17, 2018 further 100,000 shares were vested and issued to the executive directors.

On November 22, 2017 680,000, ‘A’ ordinary share awards to certain executive directors. Subject to continued employment these awards with Nil exercise price, vest over a period of three years. On December 17, 2018, 120,000 shares were vested and issued to the executive directors.

On January 7, 2019, permitted Class B shares aggregating to 1,500,000 were converted into Class A shares. This was effected through the cancellation of 1,500,000 Class B shares and subsequent issuance of the equivalent amount of Class A shares.

During fiscal 2019, the Company entered into an exit agreement with the employees for grant of 26,979 ‘A’ ordinary share awards with Nil exercise price and 23,000 A’ ordinary share awards with nominal exercise price.

On January 15, 2019, 60,000 ‘A’ ordinary shares were issued to a consultant with nominal exercise price and a fair value of $9.26 per share.

Between April 2018 and March 2019, 4,411,359 ‘A’ ordinary shares were issued against repayment towards monthly instalment of convertible notes.

Between April 2019 and June 2019, 3,975,791 ‘A’ ordinary shares were issued against repayment towards monthly instalment of convertible notes.

The Company issued A Ordinary shares as follows:

	Number of Shares
	March 31,
	2019	2018
Issuance to Founders Group (**)	1,769,911	1,421,520
Issuance towards settlement of Convertible notes	4,411,359	2,624,668
Exercise against Restricted Share Unit/ Management scheme (*****)	770,541	683,158
Issuance towards Reliance Industries Limited (***)	3,111,088	—
2015 Share Plan (****)	10,416	10,208
Total	10,073,315	4,739,554

(*) Each A ordinary shares is entitled to one vote on all matters and each B shares is entitled to ten votes.

(**) Average exercise price of $14.69 (2018 $11.6)

(***) Average exercise price of $15 (2018 $Nil)

(****) Average exercise price of $7.92 (2018 $8.71)

(*****) 183,000 shares (2018 225,000) exercised price at $0.39 (2018 $0.40)